NOTES PAYABLE (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 25, 2016	Jun. 17, 2016	Aug. 31, 2016	May 31, 2016	May 31, 2015
Debt Instrument [Line Items]
Issuance of common stock for repayment of note, amount				$ 10,817
Note 1 [Member]
Debt Instrument [Line Items]
Issue date			Sep. 01, 2014	Sep. 01, 2014
Maturity date of loan			Dec. 31, 2014	Dec. 31, 2014
Convertible debt			$ 6,000	$ 6,000
Interest rate			10.00%	10.00%
Principal payment on loans			$ 3,000	$ 3,000
Interest payment on loans			651	651
Accrued and unpaid interest			$ 268	$ 193	$ 436
Conversion rate per share			$ 0.25	$ 0.25
Note 2 [Member]
Debt Instrument [Line Items]
Issue date			Sep. 01, 2015	Sep. 01, 2015
Convertible debt			$ 87,500	$ 87,500
Original issue discount			7,500	7,500
Capitalized financing costs			7,735	7,735
Loan costs			$ 5,000	$ 5,000
Maturity date of loan			23 months after inception	23 months after inception
Prepayment premium			125.00%	125.00%
Interest rate			22.00%	22.00%
Principal payment on loans				$ 24,740
Interest payment on loans				6,548
Late payment and penalties			$ 7,836	7,836
Accrued and unpaid interest			$ 1,045	$ 462
Issuance of common stock for repayment of note, amount	$ 15,000	$ 12,500
Issuance of common stock for repayment of note, shares	52,053	18,315
Conversion rate per share	$ 0.288167	$ 0.6825	$ 3.00	$ 3.00
Note 3 [Member]
Debt Instrument [Line Items]
Issue date			Mar. 01, 2016	Mar. 01, 2016
Maturity date of loan			Jul. 31, 2016	Jul. 31, 2016
Convertible debt			$ 18,500	$ 18,500
Proceeds from notes payable			$ 18,500	$ 18,500
Interest rate			22.00%	22.00%
Late payment and penalties			$ 13,304	$ 13,304
Accrued and unpaid interest				$ 691
Note 4 [Member]
Debt Instrument [Line Items]
Issue date			Jul. 15, 2016
Secured Loan Payable			$ 214,200
Proceeds from notes payable			167,450
Capitalized financing costs			46,750
Unamortized finance costs			38,000
Principal payment on loans			$ 1,020
Note 5 [Member]
Debt Instrument [Line Items]
Issue date			Jul. 15, 2016
Secured Loan Payable			$ 266,000
Proceeds from notes payable			197,370
Capitalized financing costs			68,630
Unamortized finance costs			57,000
Principal payment on loans			$ 1,152